3. STOCK-BASED COMPENSATION and STOCKHOLDERS' EQUITY (Tables) (June 30 Note)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for fair value of options granted
Year Ended
June 30, 2015
Assumptions:
Option life	5.3 years
Risk-free interest rate	2.65%
Stock volatility	487%
Dividend yield	0
Weighted average fair value of grants	$0.73

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2013	400,087	$4.49	6.27 years
Grants	9,000	$0.90
Outstanding at June 30, 2014	409,087	$4.41	6.27 years
Grants	714,000	$0.75
Cancellations	(44,008)	$18.04
Outstanding at June 30, 2015	1,079,079	$1.43	8.46 years

Stock options outstanding by exercise price ranges
Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$0.73	319,000	9.64	$0.73	106,333	$0.73
$0.73	330,000	9.64	$0.73	137,500	$0.73
$0.90	35,000	8.78	$0.90	20,417	$0.90
$0.90	30,000	8.78	$0.90	30,000	$0.90
$1.20	207,800	6.42	$1.20	207,800	$1.20
$0.90	9,000	8.26	$0.90	9,000	$0.90
$0.85	9,000	7.26	$0.85	9,000	$0.85
$0.55	44,000	6.37	$0.55	44,000	$0.55
$0.27	40,000	5.79	$0.27	40,000	$0.27
$1.35	1,200	4.15	$1.35	1,200	$1.35
$1.25	1,200	3.16	$1.25	1,200	$1.25
$6.25	1,600	1.16	$6.25	1,600	$6.25
$7.75	1,200	2.16	$7.75	1,200	$7.75
$11.50	800	0.16	$11.50	800	$11.50
$13.75	49,279	0.61	$13.75	49,279	$13.75
$0.27–$13.75	1,079,079	8.21	$1.43	659,329	$1.87

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$0.73	319,000	9.89	$0.73	0	$0.73
$0.73	330,000	9.89	$0.73	110,000	$0.73
$0.90	35,000	9.03	$0.90	17,500	$0.90
$0.90	30,000	9.03	$0.90	30,000	$0.90
$1.20	207,800	6.68	$1.20	207,800	$1.20
$0.90	9,000	8.52	$0.90	9,000	$0.90
$0.85	9,000	7.52	$0.85	9,000	$0.85
$0.55	44,000	6.62	$0.55	44,000	$0.55
$0.27	40,000	6.04	$0.27	40,000	$0.27
$1.35	1,200	4.41	$1.35	1,200	$1.35
$1.25	1,200	3.41	$1.25	1,200	$1.25
$6.25	1,600	1.42	$6.25	1,600	$6.25
$7.75	1,200	2.41	$7.75	1,200	$7.75
$11.50	800	0.42	$11.50	800	$11.50
$13.75	49,279	0.86	$13.75	49,279	$13.75
$0.27–$20.75	1,079,079	8.46	$1.43	522,579	$2.17